UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Short Duration Diversified Income Fund (EVG)

Semiannual Report

April 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2021

Eaton Vance

Short Duration Diversified Income Fund

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Performance1,2

Portfolio Managers Catherine C. McDermott, Andrew Szczurowski, CFA, Eric Stein, CFA and Sarah C. Orvin, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	02/28/2005	7.58%	21.66%	5.14%	4.12%
Fund at Market Price	—	16.18	26.41	6.79	4.73

Blended Index	—	4.66%	13.01%	—	—

% Premium/Discount to NAV[3]

					–3.27%

Distributions[4]

Total Distributions per share for the period					$0.450
Distribution Rate at NAV					6.55%
Distribution Rate at Market Price					6.77

% Total Leverage[5]

Derivatives					20.89%
Borrowings					7.56

Fund Profile

Asset Allocation (% of total leveraged assets)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Spread is the spread component of the J.P. Morgan EMBI Global Diversified. J.P. Morgan EMBI Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. The J.P. Morgan EMBI Global Diversified Spread commenced on July 27, 2016; accordingly, the Five and Ten Years returns are not available. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 33.33% S&P/LSTA Leveraged Loan Index, 33.33% ICE BofA U.S. Mortgage-Backed Securities Index and 33.34% J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Spread, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, if applicable, the returns would be lower.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Total leveraged assets include all assets of the Fund (including those acquired with financial leverage) and derivatives held by the Fund. Asset Allocation as a percentage of the Fund’s net assets amounted to 139.8%. Please refer to the definition of total leveraged assets within the Notes to Financial Statements included herein.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.8%
Security	Principal Amount (000’s omitted)	Value

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.094%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	$2,000	$1,972,946

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.375%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	1,000	912,621

Ares LII CLO, Ltd., Series 2019-52A, Class E, 6.734%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	1,000	1,000,613

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.044%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	980,052

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class E, 6.948%, (3 mo. USD LIBOR + 6.76%), 4/20/31(1)(2)	1,250	1,251,564

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class DR2, 6.686%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,898,576

Series 2014-4RA, Class D, 5.834%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,000	906,906

Series 2015-5A, Class DR, 6.888%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	957,124

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.829%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,440	1,416,898

Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.438%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	950,446

Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,250	1,208,169

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.188%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,000	1,848,968

Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.938%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	2,000	1,853,946

Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 6.276%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	3,000	2,986,968

Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.106%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	3,000	2,952,546

Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 6.04%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,969,976

Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.19%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	2,000	1,967,174

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd., Series 2015-3A, Class DR, 6.388%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	$2,000	$1,897,390

Total Asset-Backed Securities (identified cost $29,324,901)		$28,932,883

Collateralized Mortgage Obligations — 10.8%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 2113, Class QG, 6.00%, 1/15/29	$285	$319,129

Series 2167, Class BZ, 7.00%, 6/15/29	283	319,641

Series 2182, Class ZB, 8.00%, 9/15/29	449	514,629

Series 4273, Class PU, 4.00%, 11/15/43	420	448,859

Series 4337, Class YT, 3.50%, 4/15/49	311	310,876

Series 4452, Class ZJ, 3.00%, 11/15/44	1,180	1,184,818

Series 4608, Class TV, 3.50%, 1/15/55	790	796,728

Series 4626, Class UZ, 3.50%, 1/15/55	498	499,493

Series 4774, Class QD, 4.50%, 1/15/43	277	278,340

Series 4980, Class ZP, 2.50%, 7/25/49	472	472,372

Series 5035, Class AZ, 2.00%, 11/25/50	1,260	1,211,447

Interest Only:(3)

Series 362, Class C7, 3.50%, 9/15/47	2,061	245,541

Series 2631, Class DS, 6.985%, (7.10% - 1 mo. USD LIBOR), 6/15/33(4)	530	73,476

Series 2770, Class SH, 6.985%, (7.10% - 1 mo. USD LIBOR), 3/15/34(4)	857	196,225

Series 2981, Class CS, 6.605%, (6.72% - 1 mo. USD LIBOR), 5/15/35(4)	474	90,223

Series 3114, Class TS, 6.535%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	1,041	148,430

Series 3339, Class JI, 6.475%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	1,531	311,946

Series 4109, Class ES, 6.035%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	32	7,443

Series 4121, Class IM, 4.00%, 10/15/39	508	4,413

Series 4163, Class GS, 6.085%, (6.20% - 1 mo. USD LIBOR), 11/15/32(4)	2,296	411,214

Series 4169, Class AS, 6.135%, (6.25% - 1 mo. USD LIBOR), 2/15/33(4)	1,228	211,844

Series 4180, Class GI, 3.50%, 8/15/26	591	21,332

Series 4203, Class QS, 6.135%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	1,097	170,509

Series 4332, Class KI, 4.00%, 9/15/43	237	10,201

Series 4370, Class IO, 3.50%, 9/15/41	423	23,610

Series 4497, Class CS, 6.085%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	874	87,757

4	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Interest Only:(3) (continued)

Series 4507, Class EI, 4.00%, 8/15/44	$1,805		$215,810

Series 4535, Class JS, 5.985%, (6.10% - 1 mo. USD LIBOR), 11/15/43(4)	769		29,432

Series 4548, Class JS, 5.985%, (6.10% - 1 mo. USD LIBOR), 9/15/43(4)	778		24,130

Series 4629, Class QI, 3.50%, 11/15/46	1,339		126,280

Series 4644, Class TI, 3.50%, 1/15/45	986		76,241

Series 4653, Class PI, 3.50%, 7/15/44	432		3,334

Series 4667, Class PI, 3.50%, 5/15/42	1,137		30,594

Series 4676, Class DI, 4.00%, 7/15/44	936		24,555

Series 4744, Class IO, 4.00%, 11/15/47	1,100		154,178

Series 4749, Class IL, 4.00%, 12/15/47	843		118,197

Series 4767, Class IM, 4.00%, 5/15/45	590		15,826

Series 4768, Class IO, 4.00%, 3/15/48	1,014		142,879

Series 4772, Class PI, 4.00%, 1/15/48	734		102,294

Series 4966, Class SY, 5.944%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	3,501		628,388

Principal Only:(5)

Series 3309, Class DO, 0.00%, 4/15/37	716		645,722

Series 4478, Class PO, 0.00%, 5/15/45	358		314,796

			$11,023,152

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 3.856%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$3,000		$2,821,344

			$2,821,344

Federal National Mortgage Association:

Series 1991-122, Class N, 7.50%, 9/25/21	$0	(6)	446

Series 1994-42, Class K, 6.50%, 4/25/24	68		72,438

Series 1997-38, Class N, 8.00%, 5/20/27	155		175,678

Series 2007-74, Class AC, 5.00%, 8/25/37	783		875,076

Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	229		250,151

Series 2012-134, Class ZT, 2.00%, 12/25/42	759		729,834

Series 2013-6, Class TA, 1.50%, 1/25/43	604		609,350

Series 2013-52, Class MD, 1.25%, 6/25/43	684		672,797

Series 2015-74, Class SL, 2.287%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	867		642,239

Series 2017-15, Class LE, 3.00%, 6/25/46	311		316,980

Series 2018-18, Class QD, 4.50%, 5/25/45	435		441,365

Interest Only:(3)

Series 2004-46, Class SI, 5.894%, (6.00% - 1 mo. USD LIBOR), 5/25/34(4)	646		99,374

Series 2005-17, Class SA, 6.594%, (6.70% - 1 mo. USD LIBOR), 3/25/35(4)	755		164,081

Security	Principal Amount (000’s omitted)	Value

Interest Only:(3) (continued)

Series 2006-42, Class PI, 6.484%, (6.59% - 1 mo. USD LIBOR), 6/25/36(4)	$1,104	$231,044

Series 2006-44, Class IS, 6.494%, (6.60% - 1 mo. USD LIBOR), 6/25/36(4)	898	195,006

Series 2007-50, Class LS, 6.344%, (6.45% - 1 mo. USD LIBOR), 6/25/37(4)	681	139,018

Series 2008-26, Class SA, 6.094%, (6.20% - 1 mo. USD LIBOR), 4/25/38(4)	1,062	218,514

Series 2008-61, Class S, 5.994%, (6.10% - 1 mo. USD LIBOR), 7/25/38(4)	1,570	273,960

Series 2010-109, Class PS, 6.494%, (6.60% - 1 mo. USD LIBOR), 10/25/40(4)	1,609	326,317

Series 2010-124, Class SJ, 5.944%, (6.05% -1 mo. USD LIBOR), 11/25/38(4)	97	936

Series 2010-147, Class KS, 5.844%, (5.95% - 1 mo. USD LIBOR), 1/25/41(4)	2,101	329,776

Series 2012-52, Class AI, 3.50%, 8/25/26	566	25,952

Series 2012-63, Class EI, 3.50%, 8/25/40	100	0

Series 2012-103, Class GS, 5.994%, (6.10% - 1 mo. USD LIBOR), 2/25/40(4)	15	106

Series 2012-112, Class SB, 6.044%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	827	37,734

Series 2012-118, Class IN, 3.50%, 11/25/42	2,139	336,601

Series 2012-150, Class PS, 6.044%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	2,571	429,460

Series 2012-150, Class SK, 6.044%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	1,432	245,689

Series 2013-23, Class CS, 6.144%, (6.25% - 1 mo. USD LIBOR), 3/25/33(4)	1,229	213,751

Series 2013-54, Class HS, 6.194%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	460	23,781

Series 2014-32, Class EI, 4.00%, 6/25/44	368	43,734

Series 2014-55, Class IN, 3.50%, 7/25/44	988	161,065

Series 2014-80, Class BI, 3.00%, 12/25/44	1,855	248,948

Series 2014-89, Class IO, 3.50%, 1/25/45	691	93,003

Series 2015-14, Class KI, 3.00%, 3/25/45	1,907	268,321

Series 2015-17, Class SA, 6.094%, (6.20% - 1 mo. USD LIBOR), 11/25/43(4)	566	21,779

Series 2015-52, Class MI, 3.50%, 7/25/45	924	133,691

Series 2015-57, Class IO, 3.00%, 8/25/45	4,619	588,184

Series 2015-93, Class BS, 6.044%, (6.15% - 1 mo. USD LIBOR), 8/25/45(4)	1,046	115,676

Series 2017-46, Class NI, 3.00%, 8/25/42	583	13,738

Series 2018-21, Class IO, 3.00%, 4/25/48	1,603	150,139

Series 2020-23, Class SP, 5.944%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	3,038	534,630

Series 2020-45, Class IJ, 2.50%, 7/25/50	3,422	388,391

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Principal Only:(5)

Series 2006-8, Class WQ, 0.00%, 3/25/36	$635	$561,444

		$11,400,197

Government National Mortgage Association:

Series 2011-156, Class GA, 2.00%, 12/16/41	$87	$79,223

Series 2013-131, Class GS, 3.385%, (3.50% - 1 mo. USD LIBOR), 6/20/43(4)	397	253,024

Interest Only:(3)

Series 2017-121, Class DS, 4.384%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	1,788	201,303

Series 2020-146, Class IQ, 2.00%, 10/20/50	7,841	847,176

		$1,380,726

Total Collateralized Mortgage Obligations (identified cost $37,134,142)		$26,625,419

Commercial Mortgage-Backed Securities — 7.9%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:

Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(7)	$795	$672,617

Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(7)	1,605	1,302,788

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	2,000	1,796,835

COMM Mortgage Trust, Series 2013-CR11, Class D, 5.285%, 8/10/50(1)(7)	2,858	2,671,390

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.856%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,000	1,044,576

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.705%, 9/15/47(1)(7)	1,850	1,377,441

Series 2014-C25, Class D, 4.095%, 11/15/47(1)(7)	360	280,282

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.607%, 8/15/46(1)(7)	1,850	1,592,205

Morgan Stanley Bank of America Merrill Lynch Trust:

Series 2015-C23, Class D, 4.282%, 7/15/50(1)(7)(8)	1,500	1,496,316

Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	861,324

Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	250	204,573

Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,000	566,117

UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 5.754%, 5/10/45(1)(7)	2,000	1,772,291

Security	Principal Amount (000’s omitted)		Value

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.449%, 4/10/46(1)(7)	$1,000		$767,218

Wells Fargo Commercial Mortgage Trust:

Series 2013-LC12, Class D, 4.405%, 7/15/46(1)(7)	2,000		1,079,341

Series 2015-C31, Class D, 3.852%, 11/15/48	922		832,531

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000		825,680

Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500		373,194

Total Commercial Mortgage-Backed Securities (identified cost $20,595,359)			$19,516,719

U.S. Government Agency Mortgage-Backed Securities — 15.4%
Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:

2.801%, (COF + 1.25%), 1/1/35(9)	$707		$726,373

3.00%, 5/1/50	1,576		1,653,759

4.50%, with various maturities to 2048	200		213,960

6.00%, 3/1/29	700		793,762

6.15%, 7/20/27	148		163,066

6.50%, 7/1/32	564		638,462

7.00%, 4/1/36	670		777,311

7.50%, 11/17/24	153		157,482

9.00%, 3/1/31	6		6,718

9.50%, 12/1/22	0	(6)	1

			$5,130,894

Federal National Mortgage Association:

30-Year, 2.50%, TBA(10)	$8,550		$8,852,326

1.876%, (6 mo. USD LIBOR + 1.54%), 9/1/37(9)	177		184,400

2.50%, with various maturities to 2051	13,281		13,799,848

3.00%, 6/1/50	3,264		3,427,012

5.00%, with various maturities to 2040	1,071		1,220,221

5.50%, with various maturities to 2033	820		932,010

6.00%, 11/1/23	210		220,869

6.332%, (COF + 2.00%, Floor 6.332%), 7/1/32(9)	210		233,282

6.50%, with various maturities to 2036	1,436		1,637,221

7.00%, with various maturities to 2037	654		745,604

10.00%, 8/1/31	9		10,441

			$31,263,234

Government National Mortgage Association:

4.50%, 10/15/47	$505		$568,836

7.50%, 8/15/25	173		182,869

8.00%, 3/15/34	565		635,773

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

9.50%, 7/15/25	$3	$3,003

		$1,390,481

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $37,063,646)		$37,784,609

Common Stocks — 0.3%
Security	Shares	Value

Automotive — 0.0%(11)

Dayco Products, LLC(12)(13)	8,898	$26,694

		$26,694

Electronics / Electrical — 0.1%

Software Luxembourg Holding S.A., Class A(12)(13)	1,872	$327,600

		$327,600

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(12)(13)	6,053	$94,200

		$94,200

Nonferrous Metals / Minerals — 0.0%(11)

ACNR Holdings, Inc., Class A(12)(13)	587	$8,805

		$8,805

Oil and Gas — 0.0%(11)

AFG Holdings, Inc.(12)(13)(14)	3,122	$34,061

McDermott International, Ltd.(12)(13)	12,407	5,583

RDV Resources, Inc., Class A(12)(13)	4,228	740

Sunrise Oil & Gas, Inc., Class A(12)(13)	9,281	2,784

		$43,168

Publishing — 0.0%(11)

Tweddle Group, Inc.(12)(13)(14)	333	$1,589

		$1,589

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(12)(13)	11,266	$28,278

Cumulus Media, Inc., Class A(12)(13)	6,722	64,598

iHeartMedia, Inc., Class A(12)(13)	4,791	91,700

		$184,576

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC(12)(13)(14)	4,108	$0

		$0

Telecommunications — 0.0%(11)

GEE Acquisition Holdings Corp.(12)(13)(14)	3,588	$72,262

		$72,262

Total Common Stocks (identified cost $1,111,966)		$758,894

Corporate Bonds — 10.8%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.7%

Bombardier, Inc.:

6.00%, 10/15/22(1)	$313	$313,470

6.125%, 1/15/23(1)	229	240,342

TransDigm, Inc.:

6.25%, 3/15/26(1)	179	189,740

6.50%, 5/15/25	1,000	1,015,323

		$1,758,875

Automotive — 0.3%

Clarios Global, L.P.:

6.25%, 5/15/26(1)	$129	$136,990

8.50%, 5/15/27(1)	642	694,162

		$831,152

Building and Development — 0.1%

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	$84	$88,987

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	187	193,545

		$282,532

Business Equipment and Services — 0.7%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$460	$485,808

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,000	1,173,560

		$1,659,368

Cable and Satellite Television — 0.9%

Altice France S.A., 7.375%, 5/1/26(1)	$200	$207,610

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.75%, 3/1/30(1)	$75	$78,375

5.50%, 5/1/26(1)	1,000	1,033,250

CSC Holdings, LLC:

5.75%, 1/15/30(1)	200	212,875

7.50%, 4/1/28(1)	500	551,860

TEGNA, Inc., 5.00%, 9/15/29	56	58,197

		$2,142,167

Conglomerates — 0.2%

Spectrum Brands, Inc., 5.00%, 10/1/29(1)	$530	$561,800

		$561,800

Distribution & Wholesale — 0.0%(11)

Performance Food Group, Inc., 5.50%, 10/15/27(1)	$69	$72,841

		$72,841

Drugs — 0.2%

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	$63	$70,245

Bausch Health Companies, Inc.:

5.75%, 8/15/27(1)	31	33,318

9.00%, 12/15/25(1)	338	367,220

		$470,783

Ecological Services and Equipment — 0.6%

Covanta Holding Corp., 5.875%, 7/1/25	$1,000	$1,046,395

GFL Environmental, Inc., 8.50%, 5/1/27(1)	285	312,609

Waste Pro USA, Inc., 5.50%, 2/15/26(1)	25	25,573

		$1,384,577

Electronics / Electrical — 0.0%(11)

Sensata Technologies, Inc., 4.375%, 2/15/30(1)	$45	$47,132

		$47,132

Financial Services — 0.4%

Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(15)	$1,060	$954,000

		$954,000

Security	Principal Amount (000’s omitted)	Value

Food Products — 0.2%

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	$353	$388,745

		$388,745

Health Care — 1.2%

Centene Corp.:

3.00%, 10/15/30	$624	$620,100

5.375%, 8/15/26(1)	45	47,261

HCA, Inc., 5.875%, 2/1/29	753	889,482

LifePoint Health, Inc., 5.375%, 1/15/29(1)	447	447,648

Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	305,250

MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)	529	522,345

		$2,832,086

Insurance — 0.4%

Hub International, Ltd., 7.00%, 5/1/26(1)	$948	$983,465

		$983,465

Internet Software & Services — 0.1%

Netflix, Inc., 5.875%, 11/15/28	$230	$280,140

		$280,140

Leisure Goods / Activities / Movies — 0.2%

Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$540	$529,867

		$529,867

Lodging and Casinos — 0.6%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$657	$663,168

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	44	49,143

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	500	524,050

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	113	119,573

		$1,355,934

Media — 0.2%

Scripps Escrow, Inc., 5.875%, 7/15/27(1)	$477	$502,608

		$502,608

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Metals / Mining — 0.0%(11)

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$121,660

		$121,660

Nonferrous Metals / Minerals — 0.2%

First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	$441	$449,820

		$449,820

Oil and Gas — 0.6%

Archrock Partners L.P./Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$266,680

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	592	515,040

Petroleos Mexicanos, 6.75%, 9/21/47	784	694,201

		$1,475,921

Packaging & Containers — 0.1%

ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(16)	$341	$357,197

		$357,197

Pipelines — 0.1%

Cheniere Energy Partners, L.P., 4.50%, 10/1/29	$71	$74,233

Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	83	84,636

		$158,869

Radio and Television — 0.6%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$146	$106,763

iHeartCommunications, Inc.:

6.375%, 5/1/26	27	28,916

8.375%, 5/1/27	49	52,756

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	62	65,585

Sirius XM Radio, Inc.:

4.125%, 7/1/30(1)	124	124,155

4.625%, 7/15/24(1)	124	127,410

5.50%, 7/1/29(1)	500	540,937

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	443	481,763

		$1,528,285

Real Estate Investment Trusts (REITs) — 0.3%

Service Properties Trust, 3.95%, 1/15/28	$591	$547,783

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)

Uniti Group, L.P./Uniti Fiber Holdings, Inc./CSL Capital, LLC, 7.125%, 12/15/24(1)	$72	$74,423

		$622,206

Steel — 0.5%

Allegheny Technologies, Inc., 7.875%, 8/15/23	$453	$494,384

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	664	673,960

		$1,168,344

Surface Transport — 0.1%

XPO Logistics, Inc., 6.125%, 9/1/23(1)	$346	$351,233

		$351,233

Technology — 0.4%

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	$895	$920,485

		$920,485

Telecommunications — 0.8%

Altice France Holding S.A., 10.50%, 5/15/27(1)	$269	$303,369

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	200	209,190

Hughes Satellite Systems Corp., 6.625%, 8/1/26	470	520,925

Lumen Technologies, Inc., 7.50%, 4/1/24	66	73,941

Sprint Capital Corp., 6.875%, 11/15/28	191	240,904

Sprint Communications, Inc., 6.00%, 11/15/22	25	26,722

Sprint Corp., 7.875%, 9/15/23	533	608,286

ViaSat, Inc., 5.625%, 4/15/27(1)	62	65,078

		$2,048,415

Utilities — 0.1%

Calpine Corp., 5.25%, 6/1/26(1)	$51	$52,460

TerraForm Power Operating, LLC:

4.25%, 1/31/23(1)	45	46,266

5.00%, 1/31/28(1)	70	75,206

		$173,932

Total Corporate Bonds (identified cost $25,322,572)		$26,414,439

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.0%(11)
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(12)(13)(14)	194	$0

		$0

Nonferrous Metals / Minerals — 0.0%(11)

ACNR Holdings, Inc., 15.00% (PIK)(12)(13)	277	$24,515

		$24,515

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Series A, 8.00% (PIK)(12)(13)(14)	114	$0

David’s Bridal, LLC, Series B, 10.00% (PIK)(12)(13)(14)	466	0

		$0

Total Preferred Stocks (identified cost $37,727)		$24,515

Senior Floating-Rate Loans — 33.9%(17)
Borrower/Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%

AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 1/17/27(18)	99	$99,093

Brown Group Holding, LLC, Term Loan, 4/27/28(19)	175	174,366

Dynasty Acquisition Co., Inc.: Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26	43	41,971

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26	80	78,066

TransDigm, Inc.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 8/22/24	478	473,205

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 12/9/25	943	932,680

		$1,799,381

Air Transport — 0.3%

JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24	168	$173,030

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	125	133,555

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	300	315,812

		$622,397

Borrower/Description	Principal Amount* (000’s omitted)	Value

Automotive — 1.4%

Adient US, LLC, Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 4/8/28	125	$125,098

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	175	176,750

Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	125	124,648

Clarios Global L.P., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/30/26	532	527,233

Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23	168	154,331

Garrett LX I S.a.r.l., Term Loan, 3/5/28(19)	100	99,500

Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	295	294,252

Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.12%, (1 mo. USD LIBOR + 2.00%), 3/7/25	383	375,746

Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27	399	400,330

Tenneco, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 10/1/25	513	502,374

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	142	142,013

TI Group Automotive Systems, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26	100	100,125

Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	200	199,863

Wheel Pros, LLC, Term Loan, 4/23/28(19)	125	125,078

		$3,347,341

Beverage and Tobacco — 0.1%

Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	150	$149,859

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	125	125,469

		$275,328

Brokerage / Securities Dealers / Investment Houses — 0.2%

Advisor Group, Inc., Term Loan, 4.613%, (1 mo. USD LIBOR + 4.50%), 7/31/26	173	$172,975

Hudson River Trading, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/20/28	300	297,750

		$470,725

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Building and Development — 1.5%

American Builders & Contractors Supply Co., Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/15/27	345	$342,517

American Residential Services, LLC, Term Loan, 4.25%, (2 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	100	99,937

APi Group DE, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 10/1/26	222	221,424

Brookfield Property REIT, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 8/27/25	146	139,120

Core & Main L.P., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/1/24(18)	170	169,186

CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	175	174,727

CPG International, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	221	220,724

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 8/21/25	782	765,154

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	175	173,781

Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26	199	199,992

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	100	99,625

Quikrete Holdings, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 2/1/27	427	423,598

RE/MAX International, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23	385	384,558

White Cap Buyer, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	323	323,820

		$3,738,163

Business Equipment and Services — 3.4%

AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	225	$224,234

Allied Universal Holdco, LLC, Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 7/10/26	469	468,858

AppLovin Corporation, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 8/15/25	417	416,371

ASGN Incorporated, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/2/25	45	44,879

Asplundh Tree Expert, LLC, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 9/7/27	174	173,744

Bracket Intermediate Holding Corp., Term Loan, 4.444%, (3 mo. USD LIBOR + 4.25%), 9/5/25	122	121,799

Borrower/Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Camelot U.S. Acquisition 1 Co.:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 10/30/26	272	$269,356

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	175	174,955

CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	291	291,085

Ceridian HCM Holding, Inc., Term Loan, 2.587%, (1 week USD LIBOR + 2.50%), 4/30/25	219	216,050

CoreLogic, Inc., Term Loan, 4/13/28(19)	775	772,094

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	323	323,705

EAB Global, Inc., Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 11/15/24(18)	194	193,919

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	450	447,328

Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26	120	120,562

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	350	357,438

Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	125	125,139

IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	421	421,998

Intrado Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	169	165,585

IRI Holdings, Inc., Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 12/1/25	220	219,938

Iron Mountain, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 1/2/26	121	120,265

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	100	98,625

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27	400	398,833

KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	99	97,351

KUEHG Corp.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	309	305,990

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25	50	48,458

Magnite, Inc., Term Loan, 3/31/28(19)	100	99,750

Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24	198	194,847

Nielsen Consumer, Inc., Term Loan, 4.111%, (1 mo. USD LIBOR + 4.00%), 3/6/28	100	99,927

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		175	$175,191

PGX Holdings, Inc., Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23		174	166,073

Red Ventures, LLC, Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 11/8/24		183	180,939

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		600	598,178

Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.625%, (3 mo. EURIBOR + 2.625%), 7/15/25	EUR	111	132,940

Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		127	127,220

			$8,393,624

Cable and Satellite Television — 1.5%

Charter Communications Operating, LLC, Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), 2/1/27		532	$530,384

CSC Holdings, LLC:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 7/17/25		441	437,582

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/15/26		147	145,388

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 4/15/27		195	194,335

Numericable Group S.A., Term Loan, 2.936%, (3 mo. USD LIBOR + 2.75%), 7/31/25		312	306,384

Telenet Financing USD, LLC, Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 4/30/28		575	568,082

UPC Broadband Holding B.V.:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 4/30/28		125	123,266

Term Loan, 3.607%, (1 mo. USD LIBOR + 3.50%), 1/31/29		442	442,446

Virgin Media Bristol, LLC:

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/31/28		650	645,450

Term Loan, 1/31/29(19)		175	174,984

Virgin Media SFA Finance Limited, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	175	209,678

			$3,777,979

Chemicals and Plastics — 1.5%

Aruba Investments, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		100	$100,125

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		150	$149,250

CPC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		125	123,828

Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		239	239,657

Ferro Corporation:

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		22	21,685

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		22	22,156

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		123	123,320

H.B. Fuller Company, Term Loan, 2.116%, (1 mo. USD LIBOR + 2.00%), 10/20/24		174	173,991

Hexion, Inc., Term Loan, 3.71%, (3 mo. USD LIBOR + 3.50%), 7/1/26		123	122,915

Illuminate Buyer, LLC, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 6/30/27		125	123,986

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	25	30,044

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		400	399,000

INEOS US Finance, LLC, Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 4/1/24		508	503,378

Lonza Group AG, Term Loan, 4/29/28(19)		200	199,500

LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/29/27		125	125,000

Messer Industries GmbH, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 3/1/26		168	166,122

PQ Corporation:

Term Loan, 2.436%, (3 mo. USD LIBOR + 2.25%), 2/7/27		175	173,859

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/7/27		232	232,147

Pregis TopCo Corporation, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 7/31/26		99	98,519

Starfruit Finco B.V., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 10/1/25		358	353,878

Tronox Finance, LLC, Term Loan, 2.657%, (3 mo. USD LIBOR + 2.50%), 3/13/28		300	298,018

			$3,780,378

Containers and Glass Products — 0.4%

BWAY Holding Company, Term Loan, 3.443%, (3 mo. USD LIBOR + 3.25%), 4/3/24		232	$224,089

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Flex Acquisition Company, Inc., Term Loan, 3.452%, (3 mo. USD LIBOR + 3.25%), 6/29/25	218	$214,625

Reynolds Consumer Products, LLC, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 2/4/27	304	302,935

Reynolds Group Holdings, Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/5/26	224	222,778

TricorBraun Holdings, Inc.:

Term Loan, 1.696%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(20)	18	18,217

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	82	80,991

		$1,063,635

Cosmetics / Toiletries — 0.1%

Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	200	$197,110

		$197,110

Drugs — 1.5%

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	71	$73,148

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26	69	69,108

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	508	499,278

Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	107	105,453

Bausch Health Companies, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 6/2/25	630	629,660

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	148	148,182

Elanco Animal Health Incorporated, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 8/2/27	291	287,681

Grifols Worldwide Operations USA, Inc., Term Loan, 2.087%, (1 week USD LIBOR + 2.00%), 11/15/27	123	122,175

Horizon Therapeutics USA, Inc.:

Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26	331	329,996

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28	325	324,255

Jazz Financing Lux S.a.r.l., Term Loan, 4/22/28(19)	250	250,875

Mallinckrodt International Finance S.A.:

Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 2/24/25	216	211,599

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	649	636,770

		$3,688,180

Borrower/Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.2%

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	170	$169,709

GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	200	200,268

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	100	99,854

		$469,831

Electronics / Electrical — 5.8%

Applied Systems, Inc.:

Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	687	$685,212

Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25	74	75,187

AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	125	125,052

Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	124	124,993

Banff Merger Sub, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/2/25	352	350,359

Cambium Learning Group, Inc., Term Loan, 4.703%, (3 mo. USD LIBOR + 4.50%), 12/18/25	190	190,375

CentralSquare Technologies, LLC, Term Loan, 3.953%, (3 mo. USD LIBOR + 3.75%), 8/29/25	122	116,995

Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	100	99,532

Cohu, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 10/1/25	65	65,063

CommScope, Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/6/26	271	269,499

Constant Contact, Inc.:

Term Loan, 4.50%, 2/10/28(20)	58	58,090

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	217	216,223

Cornerstone OnDemand, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 4/22/27	233	232,568

Delta TopCo, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	225	225,375

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28	300	307,500

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27	125	125,000

ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	175	175,053

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	265	$265,331

Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	99	98,853

EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	73	72,563

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	389	383,257

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	849	850,397

Go Daddy Operating Company, LLC:

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 2/15/24	595	591,125

Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 8/10/27	174	172,806

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	518	519,056

Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	99	99,763

Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27	175	175,219

Informatica, LLC, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/25/27	916	908,596

LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27	274	274,263

MA FinanceCo., LLC:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/21/24	24	23,859

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	270	271,755

Maverick Bidco, Inc., Term Loan, 4/28/28(19)	125	124,375

Mirion Technologies, Inc., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 3/6/26	124	124,723

NCR Corporation, Term Loan, 2.69%, (3 mo. USD LIBOR + 2.50%), 8/28/26	147	145,525

Panther Commercial Holdings L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	75	75,023

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	100	100,062

ProQuest, LLC, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 10/23/26	259	257,249

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	225	223,622

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	350	348,882

Renaissance Holding Corp., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/30/25	270	266,726

Borrower/Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Seattle Spinco, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/21/24	163	$161,125

SkillSoft Corporation:

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	60	62,043

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	199	199,287

Skopima Merger Sub, Inc., Term Loan, 4/30/28(19)	150	149,672

SolarWinds Holdings, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 2/5/24	169	167,281

Solera, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/3/23	121	120,487

SS&C European Holdings S.a.r.l., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/16/25	146	144,469

SS&C Technologies, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/16/25	197	194,770

SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25	215	214,232

Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	125	125,437

Tech Data Corporation, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 6/30/25	174	174,909

Tibco Software, Inc., Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), 6/30/26	195	194,145

Uber Technologies, Inc.:

Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 4/4/25	219	218,904

Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 2/16/27	310	310,209

Ultimate Software Group, Inc. (The):

Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 5/4/26	246	246,693

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	622	623,378

Ultra Clean Holdings, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 8/27/25	196	196,619

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	125	125,703

Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25	171	168,200

Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	398	401,796

VS Buyer, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 2/28/27	173	172,239

Vungle, Inc., Term Loan, 5.607%, (1 mo. USD LIBOR + 5.50%), 9/30/26	99	98,993

		$14,285,697

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.2%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27	299	$299,522

Delos Finance S.a.r.l., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 10/6/23	298	297,420

		$596,942

Financial Intermediaries — 1.0%

Aretec Group, Inc., Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 10/1/25	196	$195,480

Citco Funding, LLC, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 9/28/23	637	636,218

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(21)	315	62,209

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	49	48,333

FinCo I, LLC, Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 6/27/25	133	132,400

Focus Financial Partners, LLC, Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 7/3/24	415	410,457

Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25	73	72,714

Greenhill & Co., Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/12/24	123	122,750

GreenSky Holdings, LLC, Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	194	188,180

Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23	184	183,637

LPL Holdings, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 11/12/26	198	196,111

Victory Capital Holdings, Inc., Term Loan, 2.444%, (3 mo. USD LIBOR + 2.25%), 7/1/26	137	135,885

		$2,384,374

Food Products — 0.8%

Alphabet Holding Company, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 9/26/24	362	$362,056

CHG PPC Parent, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/31/25	73	72,299

Froneri International, Ltd., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 1/29/27	298	293,842

H Food Holdings, LLC:

Term Loan, 3.801%, (1 mo. USD LIBOR + 3.69%), 5/23/25	97	96,615

Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 5/23/25	49	48,686

HLF Financing S.a.r.l., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 8/18/25	146	145,989

Borrower/Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)

JBS USA LUX S.A., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 5/1/26	686	$684,857

Nomad Foods Europe Midco Limited, Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 5/15/24	195	193,617

		$1,897,961

Food Service — 0.8%

1011778 B.C. Unlimited Liability Company, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 11/19/26	864	$852,662

Aramark Services, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 3/11/25	140	138,425

IRB Holding Corp.:

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(18)	267	265,939

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	249	248,907

US Foods, Inc.:

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 6/27/23	113	111,371

Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 9/13/26	246	242,018

		$1,859,322

Forest Products — 0.1%

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	175	$175,273

		$175,273

Health Care — 3.0%

Accelerated Health Systems, LLC, Term Loan, 3.608%, (1 mo. USD LIBOR + 3.50%), 10/31/25	73	$72,946

ADMI Corp., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 4/30/25	243	240,836

Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	110	104,331

athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26	296	297,666

Avantor Funding, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%, Floor 1.00%), 11/21/24	43	43,147

BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25	146	136,348

Cano Health, LLC:

Term Loan, 5.145%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27(20)	53	53,475

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27	146	146,308

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(18)	805	$804,901

Ensemble RCM, LLC, Term Loan, 3.936%, (3 mo. USD LIBOR + 3.75%), 8/3/26	199	198,452

Envision Healthcare Corporation, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/10/25	662	562,101

Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25	294	293,895

Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	81	80,876

Hanger, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 3/6/25	146	145,477

Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25	161	160,208

IQVIA, Inc.:

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 3/7/24	258	257,932

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 1/17/25	217	216,899

MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	304	302,432

National Mentor Holdings, Inc.:

Term Loan, 1.875%, 3/2/28(20)	31	31,263

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28	9	9,461

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28	284	284,212

Navicure, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 10/22/26	223	223,403

Ortho-Clinical Diagnostics S.A., Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 6/30/25	294	293,597

Parexel International Corporation, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 9/27/24	343	339,957

Phoenix Guarantor, Inc., Term Loan, 3.358%, (1 mo. USD LIBOR + 3.25%), 3/5/26	270	268,178

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	175	174,344

RadNet, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/22/28	150	149,563

Select Medical Corporation, Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 3/6/25	374	371,521

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	100	99,500

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	150	150,344

Surgery Center Holdings, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24	145	144,467

Term Loan, 8/31/26(19)	75	74,625

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		217	$214,363

US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		125	125,428

Verscend Holding Corp., Term Loan, 4.177%, (3 mo. USD LIBOR + 4.00%), 8/27/25		319	320,538

			$7,392,994

Home Furnishings — 0.3%

Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		122	$124,008

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		172	174,135

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		568	545,726

			$843,869

Industrial Equipment — 1.2%

Aegion Corporation, Term Loan, 3/31/28(19)		75	$75,281

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (USD LIBOR + 3.50%, Floor 0.75%), 10/8/27(18)		175	174,734

Altra Industrial Motion Corp., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 10/1/25		75	74,394

Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		345	345,820

CPM Holdings, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 11/17/25		49	48,429

DexKo Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		120	120,371

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		100	100,249

Filtration Group Corporation, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/29/25		233	231,086

Gardner Denver, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 3/1/27		168	165,632

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		138	138,532

Granite Holdings US Acquisition Co., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 9/30/26		175	174,373

Ingersoll-Rand Services Company, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 3/1/27		198	195,649

LTI Holdings, Inc., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 7/24/26		25	24,333

Quimper AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/16/26	EUR	325	390,758

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	146	$140,589

Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25	412	404,090

Vertical Midco GmbH, Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27	199	199,611

		$3,003,931

Insurance — 1.5%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/9/25	74	$72,864

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/9/25	239	237,073

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27	149	149,264

AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	623	617,927

AssuredPartners, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 2/12/27	25	24,489

Asurion, LLC:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 11/3/23	274	273,768

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 12/23/26	499	495,944

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 7/31/27	40	39,754

Term Loan - Second Lien, 5.363%, (1 mo. USD LIBOR + 5.25%), 1/31/28	50	50,800

Hub International Limited, Term Loan, 3.176%, (3 mo. USD LIBOR + 3.00%), 4/25/25	705	696,656

NFP Corp., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/15/27	49	48,271

Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	274	273,796

Sedgwick Claims Management Services, Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 12/31/25	171	168,906

USI, Inc.:

Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	386	382,381

Term Loan, 3.453%, (3 mo. USD LIBOR + 3.25%), 12/2/26	198	195,937

		$3,727,830

Borrower/Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities/Movies — 1.6%

AMC Entertainment Holdings, Inc., Term Loan, 3.195%, (3 mo. USD LIBOR + 3.00%), 4/22/26		270	$237,750

Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	525	630,523

Bombardier Recreational Products, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 5/24/27		790	781,543

Carnival Corporation, Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 6/30/25		199	204,827

ClubCorp Holdings, Inc., Term Loan, 2.953%, (3 mo. USD LIBOR + 2.75%), 9/18/24		265	254,665

Crown Finance US, Inc.:

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		242	208,393

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		222	189,595

Term Loan, 15.45%, (3 mo. USD LIBOR + 15.25%), 7.20% cash, 8.25% PIK, 5/23/24		63	78,948

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		160	159,191

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		77	72,351

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		306	289,402

Match Group, Inc., Term Loan, 1.948%, (3 mo. USD LIBOR + 1.75%), 2/13/27		100	99,453

Playtika Holding Corp., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/13/28		316	315,188

SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 3/15/24(18)		127	126,652

Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		41	41,137

Travel Leaders Group, LLC, Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 1/25/24		122	115,510

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	106	114,910

			$3,920,038

Lodging and Casinos — 0.7%

CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		410	$405,711

Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		231	228,735

GVC Holdings (Gibraltar) Limited, Term Loan, 3.00%, (6 mo. USD LIBOR + 2.00%, Floor 1.00%), 3/29/24		146	145,182

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	362	$346,776

Stars Group Holdings B.V. (The), Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 7/10/25	243	243,910

VICI Properties 1, LLC, Term Loan, 1.858%, (1 mo. USD LIBOR + 1.75%), 12/20/24	239	236,578

Wyndham Hotels & Resorts, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 5/30/25	195	193,385

		$1,800,277

Nonferrous Metals / Minerals — 0.1%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	84	$83,405

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25	49	48,730

		$132,135

Oil and Gas — 0.8%

Ameriforge Group, Inc.:

Term Loan, 8.242%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(20)	5	$3,223

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23	81	50,380

Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	17	16,836

Blackstone CQP Holdco L.P., Term Loan, 3.687%, (3 mo. USD LIBOR + 3.50%), 9/30/24	147	147,375

Buckeye Partners L.P., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 11/1/26	396	394,869

CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	335	336,694

Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	99	99,784

Fieldwood Energy, LLC:

DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(20)	29	30,128

Term Loan, 0.00%, 4/11/22(21)	196	74,337

Lealand Finance Company B.V., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 1.109% cash, 3.00% PIK, 6/30/25	29	14,379

Matador Bidco S.a.r.l., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 10/15/26	149	148,747

Prairie ECI Acquiror L.P., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 3/11/26	144	139,934

Borrower/Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	121	$118,368

RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24	73	37,699

Sunrise Oil & Gas Properties, LLC:

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	61	55,496

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	63	49,155

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	73	38,103

UGI Energy Services, LLC, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 8/13/26	147	147,651

		$1,903,158

Publishing — 0.2%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	75	$74,532

Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	169	168,905

Getty Images, Inc., Term Loan, 4.613%, (1 mo. USD LIBOR + 4.50%), 2/19/26	145	144,210

LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(21)	122	7,171

Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23	32	30,724

		$425,542

Radio and Television — 0.5%

Diamond Sports Group, LLC, Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), 8/24/26	443	$317,663

Entercom Media Corp., Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 11/18/24	100	98,251

Entravision Communications Corporation, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 11/29/24	125	124,082

Gray Television, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/2/26	85	84,581

Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	88	87,091

iHeartCommunications, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 5/1/26	74	73,237

Nexstar Broadcasting, Inc., Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 1/17/24	169	168,505

Sinclair Television Group, Inc., Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 9/30/26	99	97,392

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Terrier Media Buyer, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 12/17/26	272	$270,042

		$1,320,844

Retailers (Except Food and Drug) — 0.6%

Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(21)	154	$26,756

BJ’s Wholesale Club, Inc., Term Loan, 2.111%, (1 mo. USD LIBOR + 2.00%), 2/3/24	74	74,101

CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	100	99,937

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	62	55,706

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	53	52,509

Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	399	401,344

Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 10/19/27	224	224,053

Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	168	167,536

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	225	225,928

Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(14)(21)	17	13,261

		$1,341,131

Steel — 0.2%

Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	210	$210,466

Neenah Foundry Company, Term Loan, 10.00%, (USD LIBOR + 9.00%, Floor 1.00%), 12/13/22(18)	94	82,404

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	121	120,189

Zekelman Industries, Inc., Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 1/24/27	121	120,285

		$533,344

Surface Transport — 0.1%

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	349	$348,325

		$348,325

Borrower/Description	Principal Amount* (000’s omitted)	Value

Telecommunications — 1.3%

CenturyLink, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 3/15/27	1,037	$1,026,074

Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24	121	116,856

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	32	31,085

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26	61	57,033

Intelsat Jackson Holdings S.A.:

DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	74	75,084

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	250	255,742

IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(14)	181	150,450

Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	120	120,030

Plantronics, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 7/2/25	164	161,965

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	146	143,742

Zayo Group Holdings, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/9/27	359	356,129

Ziggo Financing Partnership, Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 4/30/28	625	619,444

		$3,113,634

Utilities — 0.3%

Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	318	$314,791

Calpine Construction Finance Company L.P., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/15/25	164	161,410

Calpine Corporation, Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 12/16/27	122	121,785

USIC Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/8/23	170	169,751

		$767,737

Total Senior Floating-Rate Loans (identified cost $84,410,435)		$83,398,430

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 14.1%
Security		Principal Amount* (000’s omitted)	Value

Argentina — 0.4%

Provincia de Buenos Aires/Government Bonds:

6.50%, 2/15/23(15)		272	$113,563

7.875%, 6/15/27(15)		1,455	632,939

Republic of Argentina, 0.125% to 7/9/21, 7/9/35(22)		759	240,541

Total Argentina			$987,043

Bahrain — 0.9%

Kingdom of Bahrain:

6.25%, 1/25/51(15)		550	$516,920

6.75%, 9/20/29(15)		451	497,530

7.375%, 5/14/30(15)		1,141	1,293,145

Total Bahrain			$2,307,595

Barbados — 0.5%

Government of Barbados, 6.50%, 10/1/29(1)		1,210	$1,236,714

Total Barbados			$1,236,714

Belarus — 0.6%

Republic of Belarus:

5.875%, 2/24/26(15)		200	$194,237

6.875%, 2/28/23(15)		1,185	1,212,380

Total Belarus			$1,406,617

Benin — 0.5%

Benin Government International Bond, 6.875%, 1/19/52(15)	EUR	970	$1,229,729

Total Benin			$1,229,729

Brazil — 0.1%

Federative Republic of Brazil, 3.875%, 6/12/30		200	$198,882

Total Brazil			$198,882

Croatia — 0.4%

Croatia Government International Bond, 1.75%, 3/4/41(15)	EUR	828	$1,006,139

Total Croatia			$1,006,139

Dominican Republic — 1.1%

Dominican Republic:

4.50%, 1/30/30(15)		1,100	$1,144,000

5.875%, 1/30/60(15)		735	735,919

Security		Principal Amount* (000’s omitted)	Value

Dominican Republic (continued)

Dominican Republic: (continued)

6.85%, 1/27/45(15)		380	$433,200

7.45%, 4/30/44(15)		303	366,630

Total Dominican Republic			$2,679,749

Ecuador — 0.2%

Republic of Ecuador:

0.50%, to 7/31/21, 7/31/40(15)(22)		1,260	$629,714

Total Ecuador			$629,714

Egypt — 1.8%

Arab Republic of Egypt:

8.15%, 11/20/59(15)		1,939	$1,923,779

8.50%, 1/31/47(15)		1,500	1,552,239

8.70%, 3/1/49(15)		731	763,929

8.875%, 5/29/50(15)		255	269,040

Total Egypt			$4,508,987

Ivory Coast — 1.0%

Ivory Coast Government International Bond:

4.875%, 1/30/32(15)	EUR	400	$483,874

5.25%, 3/22/30(15)	EUR	326	412,980

6.625%, 3/22/48(15)	EUR	1,146	1,441,997

6.875%, 10/17/40(15)	EUR	100	130,325

Total Ivory Coast			$2,469,176

Jordan — 0.4%

Jordan Government International Bond, 7.375%, 10/10/47(15)		1,000	$1,053,895

Total Jordan			$1,053,895

Lebanon — 0.1%

Lebanese Republic:

6.25%, 11/4/24(15)(21)		7	$897

6.25%, 6/12/25(15)(21)		130	16,773

6.40%, 5/26/23(21)		6	774

6.65%, 4/22/24(15)(21)		323	41,315

6.65%, 11/3/28(15)(21)		92	11,811

6.75%, 11/29/27(15)(21)		2	258

6.85%, 3/23/27(15)(21)		184	24,064

6.85%, 5/25/29(21)		4	508

7.00%, 3/20/28(15)(21)		209	26,295

7.05%, 11/2/35(15)(21)		38	4,890

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Lebanon (continued)

Lebanese Republic: (continued)

7.15%, 11/20/31(15)(21)		202	$25,791

8.20%, 5/17/33(21)		70	8,733

8.25%, 5/17/34(21)		58	7,374

Total Lebanon			$169,483

Macedonia — 0.1%

North Macedonia Government International Bond, 1.625%, 3/10/28(15)	EUR	142	$165,518

Total Macedonia			$165,518

Pakistan — 0.4%

Islamic Republic of Pakistan:

6.00%, 4/8/26(15)		200	$205,945

7.375%, 4/8/31(15)		465	489,412

8.875%, 4/8/51(15)		200	214,892

Total Pakistan			$910,249

Paraguay — 0.5%

Republic of Paraguay, 4.95%, 4/28/31(15)		1,111	$1,253,775

Total Paraguay			$1,253,775

Romania — 1.8%

Romania Government International Bond:

2.625%, 12/2/40(15)	EUR	125	$147,647

2.75%, 2/26/26(15)	EUR	270	358,165

2.75%, 4/14/41(15)	EUR	142	168,124

3.375%, 1/28/50(15)	EUR	1,276	1,607,353

3.624%, 5/26/30(15)	EUR	265	368,084

4.625%, 4/3/49(15)	EUR	1,146	1,708,408

Total Romania			$4,357,781

Seychelles — 0.3%

Republic of Seychelles, 8.00%, 1/1/26(15)		695	$687,072

Total Seychelles			$687,072

Suriname — 0.5%

Republic of Suriname, 9.25%, 10/26/26(15)		1,854	$1,325,610

Total Suriname			$1,325,610

Security		Principal Amount* (000’s omitted)	Value

Tunisia — 0.1%

Banque Centrale de Tunisie International Bond:

5.625%, 2/17/24(15)	EUR	190	$217,677

6.75%, 10/31/23(15)	EUR	100	117,181

Total Tunisia			$334,858

Turkey — 0.2%

Republic of Turkey:

6.75%, 5/30/40		300	$287,020

7.625%, 4/26/29		200	213,190

Total Turkey			$500,210

Ukraine — 1.7%

Ukraine Government International Bond:

0.00%, GDP-Linked, 5/31/40(1)(15)(23)		762	$806,505

9.75%, 11/1/28(15)		2,864	3,321,787

Total Ukraine			$4,128,292

United Arab Emirates — 0.4%

Finance Department Government of Sharjah, 4.375%, 3/10/51(15)		1,170	$1,080,113

Total United Arab Emirates			$1,080,113

Zambia — 0.1%

Republic of Zambia, 8.50%, 4/14/24(15)		206	$126,920

Total Zambia			$126,920

Total Sovereign Government Bonds (identified cost $33,209,101)			$34,754,121

Sovereign Loans — 1.5%
Borrower		Principal Amount (000’s omitted)	Value

Kenya — 0.7%

Government of Kenya, Term Loan, 6.714%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)		$1,665	$1,700,842

Total Kenya			$1,700,842

Nigeria — 0.5%

Bank of Industry Limited, Term Loan, 6.184%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(24)		$1,120	$1,127,622

Total Nigeria			$1,127,622

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower	Principal Amount (000’s omitted)	Value

Tanzania — 0.3%

Government of the United Republic of Tanzania, Term Loan, 5.461%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	$814	$833,860

Total Tanzania		$833,860

Total Sovereign Loans (identified cost $3,593,733)		$3,662,324

Warrants — 0.0%(11)
Security	Shares	Value

Entertainment — 0.0%

Cineworld Group PLC, Exp. 11/23/25(12)(13)	19,735	$15,058

		$15,058

Health Care — 0.0%

THAIHOT Investment Company US Limited, Exp. 10/13/27(12)(13)(14)	3	$0

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(12)(13)(14)	187	0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(12)(13)(14)	793	$0

		$0

Total Warrants (identified cost $0)		$15,058

Miscellaneous — 0.0%(11)
Security	Shares	Value

Oil and Gas — 0.0%(11)

Paragon Offshore Finance Company, Class A(12)(13)(14)	270	$0

Paragon Offshore Finance Company, Class B(12)(13)	135	911

Total Miscellaneous (identified cost $2,936)		$911

Short-Term Investments — 8.7%

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/13/21	$525	$525,000

U.S. Treasury Bill, 0.00%, 6/3/21(25)	475	475,000

Total U.S. Treasury Obligations (identified cost $999,976)		$1,000,000

Other — 8.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(26)	20,344,770	$20,344,770

Total Other (identified cost $20,344,770)		$20,344,770

Total Short-Term Investments (identified cost $21,344,746)		$21,344,770

Total Investments — 115.2% (identified cost $293,151,264)		$283,233,092

Less Unfunded Loan Commitments — (0.1)%		$(160,698)

Net Investments — 115.1% (identified cost $292,990,566)		$283,072,394

Other Assets, Less Liabilities — (15.1)%		$(37,126,318)

Net Assets — 100.0%		$245,946,076

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $69,446,682 or 28.2% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2021.

22	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Principal amount is less than $500.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2021.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2021.

(10)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	Amount is less than 0.05%.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(15)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $33,514,385 or 13.6% of the Fund’s net assets.

(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(17)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(18)

The stated interest rate represents the weighted average interest rate at April 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(19)	This Senior Loan will settle after April 30, 2021, at which time the interest rate will be determined.

(20)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2021, the total value of unfunded loan commitments is $160,735. See Note 1F for description.

(21)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(22)	Step coupon security. Interest rate represents the rate in effect at April 30, 2021.

(23)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(24)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(26)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	140,099	USD	168,652	5/4/21	$(217)

EUR	141,504	USD	170,343	5/4/21	(219)

EUR	162,244	USD	195,309	5/4/21	(251)

EUR	868,313	USD	1,045,275	5/4/21	(1,346)

EUR	980,325	USD	1,180,114	5/4/21	(1,520)

EUR	1,051,980	USD	1,266,374	5/4/21	(1,631)

EUR	3,554,566	USD	4,278,985	5/4/21	(5,510)

USD	168,593	EUR	141,505	5/4/21	(1,530)

USD	166,561	EUR	140,099	5/4/21	(1,874)

23	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	192,887	EUR	162,244	5/4/21	$(2,170)

USD	1,032,317	EUR	868,313	5/4/21	(11,613)

USD	1,152,812	EUR	980,325	5/4/21	(25,783)

USD	1,237,076	EUR	1,051,980	5/4/21	(27,667)

USD	4,179,990	EUR	3,554,566	5/4/21	(93,485)

USD	4,647,148	EUR	3,858,314	6/2/21	5,858

USD	2,312,898	EUR	1,920,293	6/2/21	2,916

USD	1,180,752	EUR	980,325	6/2/21	1,488

USD	168,743	EUR	140,099	6/2/21	213

USD	992,501	EUR	828,179	6/16/21	(4,039)

					$(168,380)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,397,000	USD	1,681,709	Standard Chartered Bank	5/4/21	$—	$(2,166)

USD	1,642,813	EUR	1,397,000	Standard Chartered Bank	5/4/21	—	(36,730)

USD	345,194	EUR	284,852	Deutsche Bank AG	5/10/21	2,692	—

USD	1,682,629	EUR	1,397,000	Standard Chartered Bank	6/2/21	2,133	—

USD	60,234	EUR	50,000	State Street Bank and Trust Company	6/30/21	52	—

USD	16,003	GBP	11,476	State Street Bank and Trust Company	7/30/21	150	—

						$5,027	$(38,896)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	61	Long	6/21/21	$8,053,906	$(58,898)

5-Year USD Deliverable Interest Rate Swap	(6)	Short	6/14/21	(585,000)	235

10-Year USD Deliverable Interest Rate Swap	(7)	Short	6/14/21	(638,094)	(376)

Euro-Bobl	(4)	Short	6/8/21	(647,916)	625

Euro-Bund	(20)	Short	6/8/21	(4,087,649)	27,413

Euro-Buxl	(10)	Short	6/8/21	(2,427,342)	64,348

U.S. 5-Year Treasury Note	(2)	Short	6/30/21	(247,875)	234

U.S. Long Treasury Bond	(11)	Short	6/21/21	(1,729,750)	27,719

U.S. Ultra-Long Treasury Bond	(12)	Short	6/21/21	(2,230,875)	4,533

					$65,833

24	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	108	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	$6,095	$—	$6,095

EUR	91	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	4,941	2	4,943

EUR	106	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	5,581	—	5,581

EUR	27	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	1,453	—	1,453

EUR	141	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	8,836	—	8,836

EUR	217	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	2/20/50	14,610	—	14,610

EUR	310	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	23,012	—	23,012

EUR	239	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	33,361	—	33,361

USD	1,220	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(7,060)	—	(7,060)

USD	188	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(6,371)	—	(6,371)

USD	400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(12,490)	—	(12,490)

USD	203	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	2,721	—	2,721

USD	882	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(38,433)	—	(38,433)

USD	2,309	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(128,097)	643	(127,454)

USD	245	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	19,357	—	19,357

USD	790	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	59,411	—	59,411

USD	237	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	14,994	—	14,994

USD	32	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	2,091	—	2,091

USD	174	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	12,697	—	12,697

USD	137	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	9,438	—	9,438

USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(101,224)	(256)	(101,480)

USD	68	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	5,061	—	5,061

USD	30	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	2,615	—	2,615

25	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	570	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	$22,233	$—	$22,233

USD	294	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	14,385	—	14,385

USD	41	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	2,065	—	2,065

USD	15	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	417	—	417

USD	710	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	174,677	—	174,677

USD	70	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	17,826	—	17,826

USD	82	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	20,037	—	20,037

Total						$184,239	$389	$184,628

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$420	1.00% (pays quarterly)(1)	6/20/26	1.90%	$(17,985)	$20,093	$2,108

Colombia	5,000	1.00% (pays quarterly)(1)	6/20/26	1.26	(60,149)	46,735	(13,414)

Indonesia	4,760	1.00% (pays quarterly)(1)	6/20/26	0.78	58,620	(30,830)	27,790

Mexico	2,500	1.00% (pays quarterly)(1)	6/20/26	0.94	10,544	3,710	14,254

Peru	5,000	1.00% (pays quarterly)(1)	6/20/26	0.92	25,559	(54,889)	(29,330)

Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.20	46,036	(20,401)	25,635

South Africa	870	1.00% (pays quarterly)(1)	6/20/21	0.38	1,774	1,430	3,204

Turkey	820	1.00% (pays quarterly)(1)	6/20/21	3.04	(1,427)	5,422	3,995

Turkey	1,160	1.00% (pays quarterly)(1)	6/20/25	4.08	(132,176)	171,891	39,715

Total	$23,030				$(69,204)	$143,161	$73,957

26	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation

Brazil	Goldman Sachs International	$1,050	1.00% (pays quarterly)(1)	6/20/31	2.65%	$(145,660)	$169,495	$23,835

Croatia	Nomura International PLC	5,000	1.00% (pays quarterly)(1)	12/20/21	0.20	31,827	29,360	61,187

Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.52	21,277	34,607	55,884

Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	0.47	19,804	10,458	30,262

Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	6/20/23	0.56	32,093	5,826	37,919

Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.16	14,578	1,317	15,895

Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.25	34,169	12,484	46,653

Mexico	Goldman Sachs International	1,600	1.00% (pays quarterly)(1)	6/20/31	1.55	(78,150)	103,461	25,311

Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.21	13,871	(662)	13,209

Total		$24,550				$(56,191)	$366,346	$310,155

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $47,580,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	–	Cost of Funds 11th District

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

TBA	–	To Be Announced

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

27	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $269,475,333)	$259,599,294

Affiliated investments, at value (identified cost, $23,515,233)	23,473,100

Cash	1,247,319

Deposits for derivatives collateral —

Financial futures contracts	225,631

Centrally cleared derivatives	5,869,388

OTC derivatives	110,000

Foreign currency, at value (identified cost, $522,695)	525,704

Interest receivable	1,676,731

Interest and dividends receivable from affiliated investments	12,323

Receivable for investments sold	5,124,744

Receivable for variation margin on open centrally cleared derivatives	67,785

Receivable for open forward foreign currency exchange contracts	5,027

Receivable for open swap contracts	310,155

Upfront payments on open non-centrally cleared swap contracts	662

Tax reclaims receivable	128

Prepaid upfront fees on notes payable	37,094

Prepaid expenses and other assets	23,348

Total assets	$298,308,433

Liabilities

Notes payable	$26,000,000

Cash collateral due to broker	110,000

Payable for investments purchased	16,482,759

Payable for when-issued/delayed delivery/forward commitment securities	8,793,032

Payable for variation margin on open financial futures contracts	7,307

Payable for open forward foreign currency exchange contracts	38,896

Upfront receipts on open non-centrally cleared swap contracts	367,008

Payable to affiliates:

Investment adviser fee	226,304

Trustees’ fees	1,578

Accrued expenses	335,473

Total liabilities	$52,362,357

Net Assets	$245,946,076

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 17,880,596 shares issued and outstanding	$178,806

Additional paid-in capital	269,113,448

Accumulated loss	(23,346,178)

Net Assets	$245,946,076

Net Asset Value

($245,946,076 ÷ 17,880,596 common shares issued and outstanding)	$13.75

28	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest and other income	$9,173,909

Interest from affiliated investments	22,641

Dividends	26,306

Dividends from affiliated investment	7,807

Total investment income	$9,230,663

Expenses

Investment adviser fee	$1,358,481

Trustees’ fees and expenses	9,312

Custodian fee	110,479

Transfer and dividend disbursing agent fees	8,968

Legal and accounting services	76,641

Printing and postage	35,000

Interest expense and fees	313,975

Miscellaneous	16,953

Total expenses	$1,929,809

Net investment income	$7,300,854

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$447,494

Investment transactions — affiliated investments	86

Financial futures contracts	271,330

Swap contracts	587,916

Foreign currency transactions	28,299

Forward foreign currency exchange contracts	62,599

Net realized gain	$1,397,724

Change in unrealized appreciation (depreciation) —

Investments	$7,836,650

Investments — affiliated investments	7,509

Financial futures contracts	152,844

Swap contracts	909,608

Foreign currency	1,980

Forward foreign currency exchange contracts	(243,090)

Net change in unrealized appreciation (depreciation)	$8,665,501

Net realized and unrealized gain	$10,063,225

Net increase in net assets from operations	$17,364,079

29	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020

From operations —

Net investment income	$7,300,854		$8,691,688

Net realized gain (loss)	1,397,724		(5,836,584)

Net change in unrealized appreciation (depreciation)	8,665,501		(9,699,204)

Net increase (decrease) in net assets from operations	$17,364,079		$(6,844,100)

Distributions to shareholders	$(8,046,268	)*	$(13,663,267)

Tax return of capital to shareholders	$—		$(2,513,308)

Net increase (decrease) in net assets	$9,317,811		$(23,020,675)

Net Assets

At beginning of period	$236,628,265		$259,648,940

At end of period	$245,946,076		$236,628,265

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

30	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2021

Net increase in net assets from operations	$17,364,079

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(80,618,801)

Investments sold and principal repayments	116,529,852

Increase in short-term investments, net	(6,359,865)

Net amortization/accretion of premium (discount)	(1,078,570)

Amortization of prepaid upfront fees on notes payable	26,724

Decrease in interest receivable	381,729

Increase in interest and dividends receivable from affiliated investments	(10,569)

Increase in receivable for variation margin on open centrally cleared derivatives	(31,345)

Decrease in receivable for open forward foreign currency exchange contracts	36,083

Increase in receivable for open swap contracts	(1,339)

Decrease in receivable for closed swap contracts	499

Decrease in upfront payments on open non-centrally cleared swap contracts	514

Increase in tax reclaims receivable	(128)

Increase in prepaid expenses and other assets	(14,806)

Decrease in payable for variation margin on open financial futures contracts	(6,804)

Increase in payable for open forward foreign currency exchange contracts	38,627

Decrease in payable for open swap contracts	(7,733)

Decrease in upfront receipts on open non-centrally cleared swap contracts	(127,641)

Decrease in payable to affiliate for investment adviser fee	(18,893)

Decrease in payable to affiliate for Trustees’ fees	(162)

Increase in accrued expenses	24,046

Increase in unfunded loan commitments	97,655

Net change in unrealized (appreciation) depreciation from investments	(7,844,159)

Net realized gain from investments	(447,580)

Net cash provided by operating activities	$37,931,413

Cash Flows From Financing Activities

Cash distributions paid	$(8,046,268)

Payment of upfront fees on notes payable	(42,500)

Proceeds from notes payable	3,000,000

Repayments of notes payable	(32,000,000)

Net cash used in financing activities	$(37,088,768)

Net increase in cash and restricted cash*	$842,645

Cash and restricted cash at beginning of period (including foreign currency)	$7,135,397

Cash and restricted cash at end of period (including foreign currency)	$7,978,042

Supplemental disclosure of cash flow information

Cash paid for interest and fees on borrowings	$354,752

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $4,656.

31	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2021

Cash	$1,247,319

Deposits for derivatives collateral —

Financial futures contracts	225,631

Centrally cleared derivatives	5,869,388

OTC derivatives	110,000

Foreign currency	525,704

Total cash and restricted cash as shown on the Statement of Cash Flows	$7,978,042

32	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$13.230		$14.520	$14.750	$15.310	$15.050	$15.370

Income (Loss) From Operations

Net investment income(1)	$0.408		$0.486	$0.731	$0.688	$0.702	$0.723

Net realized and unrealized gain (loss)	0.562		(0.871)	(0.121)	(0.399)	0.544	0.030

Total income (loss) from operations	$0.970		$(0.385)	$0.610	$0.289	$1.246	$0.753

Less Distributions

From net investment income	$(0.450	)*	$(0.764)	$(0.840)	$(0.849)	$(0.913)	$(0.635)

Tax return of capital	—		(0.141)	—	—	(0.073)	(0.445)

Total distributions	$(0.450)		$(0.905)	$(0.840)	$(0.849)	$(0.986)	$(1.080)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$—	$—	$0.007

Net asset value — End of period	$13.750		$13.230	$14.520	$14.750	$15.310	$15.050

Market value — End of period	$13.300		$11.850	$13.210	$12.700	$14.190	$13.360

Total Investment Return on Net Asset Value(2)	7.58	%(3)	(1.80)%	4.93%	2.56%	9.16%	6.10%

Total Investment Return on Market Value(2)	16.18	%(3)	(3.32)%	10.87%	(4.63)%	13.86%	6.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$245,946		$236,628	$259,649	$263,711	$273,837	$269,154

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.32	%(4)	1.48%	1.41%	1.43%	1.49%	1.53%

Interest and fee expense(5)	0.26	%(4)	0.57%	1.14%	0.93%	0.72%	0.61%

Total expenses	1.58	%(4)	2.05%	2.55%	2.36%	2.21%	2.14%

Net investment income	5.98	%(4)	3.59%	4.97%	4.57%	4.61%	4.81%

Portfolio Turnover	38	%(3)(6)	47%	46%	32%	50%	42%

Senior Securities:

Total notes payable outstanding (in 000’s)	$26,000		$55,000	$85,000	$76,000	$83,000	$102,000

Asset coverage per $1,000 of notes payable(7)	$10,459		$5,302	$4,055	$4,470	$4,299	$3,639

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 7).

(6)	Includes the effect of To-Be-Announced (TBA) transactions.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

33	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit

34

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, in any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

35

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to- market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.

N  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

36

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

O  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains. In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component. For the six months ended April 30, 2021, the amount of distributions estimated to be a tax return of capital was approximately $2,492,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At October 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $10,474,940 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2020, $5,576,571 are short-term and $4,898,369 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$293,948,059

Gross unrealized appreciation	$8,183,709

Gross unrealized depreciation	(18,627,050)

Net unrealized depreciation	$(10,443,341)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the closing of the Transaction, the Fund entered into an interim investment advisory agreement (the “Interim Agreement”) with EVM, which took effect on March 1, 2021. The Interim Agreement allows EVM to continue to manage the Fund for up to an additional 150 days following the Transaction to provide more time for further proxy solicitation in connection with shareholder approval of a new investment advisory agreement (the “New Agreement”). Pursuant to the Interim Agreement (and the Fund’s investment advisory agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent net assets plus liabilities or obligations attributable to investment leverage and the notional value of long and short forward foreign currency contracts, futures contracts and swaps held by the Fund. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations in a given country denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.

The Interim Agreement (and investment advisory agreement in effect prior to March 1, 2021) provides that if investment leverage exceeds 40% of the Fund’s total leveraged assets, EVM will not receive a management fee on total leveraged assets in excess of this amount. As of April 30, 2021, the Fund’s investment leverage was 29% of its total leveraged assets. For the six months ended April 30, 2021, the Fund’s investment adviser fee amounted to $1,358,481 or 0.75% (annualized) of the Fund’s average daily total leveraged assets and 1.11% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

37

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The New Agreement was approved by Fund shareholders on May 7, 2021 (see Note 11).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended April 30, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$52,166,893	$60,563,921

U.S. Government and Agency Securities	51,399,159	57,057,503

	$103,566,052	$117,621,424

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2021 and the year ended October 31, 2020.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2021 and the year ended October 31, 2020.

According to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one shareholder owned 39.7% of the Fund’s common shares.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $262,706. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $272,000 at April 30, 2021.

38

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2021.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2021 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate		Total

Accumulated loss	$142,533 *	$10,475 *	$603,021	*	$756,029

Receivable for open forward foreign currency exchange contracts	—	5,027	—		5,027

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	167,619	—	—		167,619

Total Asset Derivatives	$310,152	$15,502	$603,021		$928,675

Derivatives not subject to master netting or similar agreements	$142,533	$10,475	$603,021		$756,029

Total Asset Derivatives subject to master netting or similar agreements	$167,619	$5,027	$—		$172,646

Accumulated loss	$(211,737)*	$(178,855)*	$(352,949	)*	$(743,541)

Payable for open forward foreign currency exchange contracts	—	(38,896)	—		(38,896)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(223,810)	—	—		(223,810)

Total Liability Derivatives	$(435,547)	$(217,751)	$(352,949)		$(1,006,247)

Derivatives not subject to master netting or similar agreements	$(211,737)	$(178,855)	$(352,949)		$(743,541)

Total Liability Derivatives subject to master netting or similar agreements	$(223,810)	$(38,896)	$—		$(262,706)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

39

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$51,897	$—	$—	$—	$51,897	$—

Barclays Bank PLC	62,618	—	—	(62,618)	—	110,000

Deutsche Bank AG	2,692	—	—	—	2,692	—

Goldman Sachs International	21,277	(21,277)	—	—	—	—

Nomura International PLC	31,827	—	(31,827)	—	—	—

Standard Chartered Bank	2,133	(2,133)	—	—	—	—

State Street Bank and Trust Company	202	—	—	—	202	—

	$172,646	$(23,410)	$(31,827)	$(62,618)	$54,791	$110,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Goldman Sachs International	$(223,810)	$21,277	$202,533	$—	$—	$—

Standard Chartered Bank	(38,896)	2,133	—	—	(36,763)	—

	$(262,706)	$23,410	$202,533	$—	$(36,763)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$110,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2021 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$271,330	$271,330

Swap contracts	561,477	—	26,439	587,916

Forward foreign currency exchange contracts	—	62,599	—	62,599

Total	$561,477	$62,599	$297,769	$921,845

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$152,844	$152,844

Swap contracts	(26,424)	—	936,032	909,608

Forward foreign currency exchange contracts	—	(243,090)	—	(243,090)

Total	$(26,424)	$(243,090)	$1,088,876	$819,362

40

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$14,854,000	$9,272,000	$14,443,000	$60,048,000

*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $85 million ($115 million prior to March 16, 2021) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 15, 2022, the Fund pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 16, 2021, the Fund paid an upfront fee of $42,500, which is being amortized to interest expense through March 15, 2022. The unamortized balance at April 30, 2021 is approximately $37,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. Also included in interest expense is $21,318 of amortization of previously paid upfront fees related to the period from November 1, 2020 through March 16, 2021 when the Agreement was renewed. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2021, the Fund had borrowings outstanding under the Agreement of $26,000,000 at an annual interest rate of 0.97%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2021 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2021. For the six months ended April 30, 2021, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $40,751,381 and 0.96%, respectively.

8  Investments in Affiliated Issuers and Funds

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $23,473,100, which represents 9.5% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended April 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust:

Series 2015-C23, Class D, 4.282%, 7/15/50(1)	$—	$—	$—	$—	$2,577	$1,496,316	$10,706	$1,500,000

Series 2016-C29, Class D, 3.00%, 5/15/49(1)	—	—	—	—	4,627	861,324	5,000	1,000,000

Series 2016-C32, Class D, 3.396%, 12/15/49(1)	—	—	—	—	8,775	204,573	1,415	250,000

Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	(8,384)	566,117	5,520	1,000,000

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	13,984,920	84,664,761	(78,304,911)	86	(86)	20,344,770	7,807	20,344,770

				$86	$7,509	$23,473,100	$30,448

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 3).

41

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$28,932,883	$—	$28,932,883

Collateralized Mortgage Obligations	—	26,625,419	—	26,625,419

Commercial Mortgage-Backed Securities	—	19,516,719	—	19,516,719

U.S. Government Agency Mortgage-Backed Securities	—	37,784,609	—	37,784,609

Common Stocks	190,159	460,823	107,912	758,894

Corporate Bonds	—	26,414,439	—	26,414,439

Preferred Stocks	—	24,515	0	24,515

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	83,074,021	163,711	83,237,732

Sovereign Government Bonds	—	34,754,121	—	34,754,121

Sovereign Loans	—	3,662,324	—	3,662,324

Warrants	—	15,058	0	15,058

Miscellaneous	—	911	0	911

Short-Term Investments —

U.S. Treasury Obligations	—	1,000,000	—	1,000,000

Other	—	20,344,770	—	20,344,770

Total Investments	$190,159	$282,610,612	$271,623	$283,072,394

Forward Foreign Currency Exchange Contracts	$—	$15,502	$—	$15,502

Futures Contracts	125,107	—	—	125,107

Swap Contracts	—	788,066	—	788,066

Total	$315,266	$283,414,180	$271,623	$284,001,069

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(217,751)	$—	$(217,751)

Futures Contracts	(59,274)	—	—	(59,274)

Swap Contracts	—	(729,222)	—	(729,222)

Total	$(59,274)	$(946,973)	$—	$(1,006,247)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2021 is not presented.

42

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Subsequent Event

At a special meeting of shareholders held on May 7, 2021, Fund shareholders approved the New Agreement with EVM, having substantially the same terms and conditions as the investment advisory agreement in effect prior to March 1, 2021. As announced on March 9, 2021, conditioned on shareholder approval of the New Agreement, the Fund’s Board of Trustees authorized 1) a conditional cash tender offer by the Fund for up to 25% of its outstanding common shares at a price per share equal to 99% of the Fund’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires and 2) a conditional increase in the Fund’s regular monthly distribution on common shares to an annual rate of 10% of the Fund’s then-current NAV. As of May 7, 2021, the condition was met. As of the date these financial statements were issued, the Fund had not commenced the tender offer. The Fund increased its regular monthly distribution on common shares beginning in June 2021.

43

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

The Fund held a Joint Special Meeting of Shareholders with certain other Eaton Vance closed-end funds on January 7, 2021 for the following purpose: approval of a new investment advisory agreement with EVM (“Proposal 1”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	3,458,530	9,208,345	128,183	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on Proposal 1. Broker non-votes were not expected with respect to Proposal 1 because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

Following the March 9, 2021 announcement of a cash tender offer and distribution rate increase, each conditioned on shareholder approval of a new investment advisory agreement with EVM, the Fund held a Special Meeting of Shareholders on May 7, 2021 for the following purpose: approval of a new investment advisory agreement with EVM (“Proposal 1”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	11,598,342	602,139	48,848	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on Proposal 1. Broker non-votes were not expected with respect to Proposal 1 because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

44

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 11, 2021. The following action was taken by the shareholders:

Proposal 1: The election of Thomas E. Faust Jr., Cynthia E. Frost and Scott E. Wennerholm as Class I Trustees of the Fund, each for a three-year term ending in 2024.

	Number of Shares(1)
Nominee for Trustee	For	Withheld

Thomas E. Faust Jr.	4,083,802	5,337,732

Cynthia E. Frost	4,072,293	5,349,241

Scott E. Wennerholm	4,087,348	5,334,186

(1)

Pursuant to the Fund’s Amended and Restated By-Laws, with respect to any election of Trustees other than a contested election, a nominee must receive the affirmative vote of a plurality of votes cast at any meeting at which a quorum is present to be elected. A plurality means that the Trustee nominee receiving the greatest number of votes will be elected.

45

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Short Duration Diversified Income Fund.

At a meeting held on November 10, 2020 (the “November Meeting”), the Board of Trustees (each, a “Board” and, collectively, the “Board”) of each closed-end Fund (each, a “Fund” and, collectively, the “Funds”1) managed by Eaton Vance Management (“Eaton Vance”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds or Eaton Vance, voted to approve a new investment advisory agreement between each Fund and Eaton Vance, each of which is intended to go into effect upon the completion of the Transaction (as defined below) (each, a “New Agreement” and, collectively, the “New Agreements”). The Board’s evaluative process is more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by Eaton Vance and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendations. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including, but not limited to, information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from Eaton Vance and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by Eaton Vance and Morgan Stanley and their respective affiliates during meetings on November 5, 2020 and November 10, 2020.

The Contract Review Committee again met with senior representatives of Eaton Vance and Morgan Stanley at its meeting on November 10, 2020, to further discuss the approval of the New Agreements. The representatives from Eaton Vance and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered Eaton Vance’s and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impact, of the Transaction that relate to the Funds, including the expected impact on the businesses conducted by Eaton Vance with respect to the Funds;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•

A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction, including with respect to the solicitation of shareholder approval of the New Agreements;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to the potential impact of the Transaction on personnel and/or other resources of Eaton Vance and its affiliates, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at Eaton Vance and its affiliates;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

[1]	References to the Funds do not include Eaton Vance Floating-Rate Income Plus Fund.

46

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of Eaton Vance and its affiliates as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements

•	A representation that, after the Closing, all of the Funds will continue to be advised by Eaton Vance, and will continue under the “Eaton Vance” brand;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and Eaton Vance (collectively, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by Eaton Vance in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by Eaton Vance to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•	Profitability analyses of Eaton Vance with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Closing, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information regarding any contemplated changes to the policies and practices of Eaton Vance with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ post-Closing affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about Eaton Vance

•

Information about the financial results and condition of Eaton Vance since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Confirmation that there are no immediately contemplated post-Closing changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable post-Closing;

47

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance and/or administrator to each of the Funds;

•

Information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters;

•	Confirmation that Eaton Vance intends to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that Eaton Vance and Morgan Stanley will continue to keep the Board apprised of developments as the Transaction progresses and prior to and, as applicable, following the Closing;

•	Confirmation that the current senior management team at Eaton Vance has indicated its strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of Eaton Vance regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received reports and participated in presentations provided by Eaton Vance and its affiliates with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by Eaton Vance under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by Eaton Vance under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of Eaton Vance, and that Morgan Stanley and Eaton Vance have advised the Board that, following the Closing, there is not expected to be any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and Eaton Vance and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Closing, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and Eaton Vance’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered Eaton Vance’s management capabilities, investment processes and investment performance in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of Eaton Vance’s investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and

48

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

other services, the compensation methods of Eaton Vance and other factors, including the reputation and resources of Eaton Vance to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and Eaton Vance regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from Eaton Vance and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which Eaton Vance or its affiliates may be subject in managing the Funds and in connection with the Transaction. The Board considered the deep experience of Eaton Vance and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Funds. In this regard, the Board considered, among other things, Eaton Vance’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of Eaton Vance and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of Eaton Vance and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of Eaton Vance, the Board noted information regarding the impact of the Transaction, as well as Eaton Vance’s and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by Eaton Vance and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanations from Eaton Vance concerning the Fund’s relative performance versus the peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, Eaton Vance and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by Eaton Vance and its affiliates and that the Transaction was not expected to have an adverse effect on the ability of Eaton Vance and its affiliates to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by Eaton Vance, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by Eaton Vance in response to inquiries from the Contract Review Committee. The Board considered that the New Agreement does not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by Eaton Vance to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services Eaton Vance provides to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to Eaton Vance as between each Fund and other types of accounts.

49

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by Eaton Vance, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by Eaton Vance and relevant affiliates thereof in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by Eaton Vance and its affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by Eaton Vance and its affiliates were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and Eaton Vance are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from Eaton Vance and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by Eaton Vance and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to Eaton Vance and its affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by Eaton Vance and its affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by Eaton Vance and its affiliates in connection with services provided pursuant to the Current Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of Eaton Vance and its affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which Eaton Vance and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of Eaton Vance and its affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and Eaton Vance are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by Eaton Vance, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by Eaton Vance. The Board also considered the fact that the Funds are not continuously offered in the same manner as an open-end fund and that the Funds’ assets may not increase materially in the foreseeable future.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

50

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

51

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

52

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

53

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

54

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7741    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021